Assets Held for Sale	12 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale	Assets Held-for-Sale
In the fourth quarter of fiscal 2025, management entered into non-binding agreements to sell several entities. As a result of classifying these entities as held-for-sale, we recorded non-cash impairment charges of $85 million in our Industrial segment to Impairment of assets held-for-sale in our Consolidated Statements of Earnings (Loss) in the fourth quarter of fiscal 2025 to reduce our carrying value in these entities to fair value. Current assets and current liabilities held for sale are recorded in Prepaid and other current assets and Other accrued liabilities, respectively, in our Consolidated Balance Sheet. Noncurrent assets and noncurrent liabilities held for sale are recorded in Other assets and Other liabilities, respectively, in our Consolidated Balance Sheet. Assets and liabilities held-for-sale are in our Industrial segment.
On August 2, 2025, we entered into an agreement to sell our aerospace and defense business for $400 million. We expect to close this transaction in the first quarter of fiscal 2026. Although the assets of this business were classified as held-for-sale at June 30, 2025, we did not record an impairment loss on this business as we expect to recognize a gain in the first quarter of fiscal 2026 when the sale of the business closes.
Current and noncurrent assets and liabilities classified as held for sale as of June 30, 2025 related to these entities are as follows ($000):

June 30, 2025
Accounts receivable	$43,353
Inventories	97,236
Prepaid and refundable income taxes	9,023
Prepaid and other current assets	3,067
Total current assets held-for-sale	$152,679

Property, plant & equipment, net	$103,863
Goodwill	174,373
Intangible assets	141,647
Other assets	32
Less: Impairment of assets held-for-sale	(84,988)
Total noncurrent assets held-for-sale	$334,927

Accounts payable	$19,209
Accrued compensation and benefits	16,768
Operating lease current liabilities	2,441
Accrued income taxes payable	(226)

Other accrued liabilities	19,202
Total current liabilities held-for-sale	$57,394

Deferred income taxes	$14,785
Operating lease liabilities	5,980
Other liabilities	7,870
Total noncurrent liabilities held-for-sale	$28,635